Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Inventories
	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Finished goods	$6,740,816	$7,680,083	$250,901
Work in process	3,452,332	3,195,478	104,393
Raw materials	12,625,502	23,250,801	759,582
Supplies	894,196	1,892,194	61,816
Raw materials and supplies in transit	548,065	608,895	19,892
	$24,260,911	$36,627,451	$1,196,584